As filed with the Securities and Exchange Commission on May 26, 2004

================================================================================
                                                    1933 Act File No. 333-113978
                                                     1940 Act File No. 811-21539

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2
(Check appropriate box or boxes)

[ ]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]  Pre-Effective Amendment No. _
[X]  Post-Effective Amendment No. 1

and

[ ]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 4

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

            Eric F. Fess                             Leonard B. Mackey, Jr.
       Chapman and Cutler LLP                        Clifford Chance US LLP
       111 West Monroe Street                           200 Park Avenue
          Chicago, IL 60603                           New York, NY 10166

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box) [ ] when declared effective pursuant to section 8(c)

[X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-113978.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------- ------------------ ------------------------- -------------------------------- ------------------------
 Title of Securities Being     Amount Being    Proposed Maximum Offering    Proposed Maximum Aggregate     Amount of Registration
        Registered              Registered           Price Per Unit             Offering Price(1)                   Fee
--------------------------- ------------------ ------------------------- -------------------------------- ------------------------
    Common Shares,              575,000(2)              $20.00                    $11,500,000                    $1,457.05
   $0.01 par value
--------------------------- ------------------ ------------------------- -------------------------------- ------------------------

(1)    Estimated solely for the purpose of calculating the registration fee.
(2) All of which may be purchased pursuant to an over-allotment option of 3,450,000 shares granted by the Registrant to the Underwriters.

===============================================================================


                                EXPLANATORY NOTE

     This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Satement on Form N-2 (Reg. No. 333-113978) filed by First Trust/Four Corners Senior Floating Rate Income Fund II (the "Registrant") with the Securities and Exchange Commission, declared effective on May 25, 2004, are incorporated herein by reference. On May 25, 2004, the Registrant registered 25,875,000 common shares in Pre-Effective Amendment No. 3 to the Registrant's Registration Statement filed on Form N-2. When the common shares previously registered are combined with the common shares registered herein, the total number of shares registered by the Registrant is 26,450,000 shares.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed with Pre-effective Amendment #3 to the Registration Statement of the Registrant.

2. Exhibits:

a.    Declaration of Trust of Registrant dated March 25, 2004. (1)

b.    By-Laws of Registrant. (1)

c.    None.

d.    Form of Share Certificate. (2)

e.    Terms and Conditions of the Dividend Reinvestment Plan. (2)

f.    None.

g.1 Form of Investment Management Agreement between Registrant and First Trust Advisors L.P. (2)

g.2 Form of Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and Four Corners Capital Management, LLC. (2)

h.1   Form of Purchase Agreement. (2)

i.    None.

j. Form of Custodian Services Agreement between Registrant and PFPC Trust Company. (2)

k.1 Form of Transfer Agency Services Agreement between Registrant and PFPC Inc. (2)

k.2 Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. (2)

k.3 Form of Additional Compensation Agreement between First Trust Advisors L.P. and Merrill Lynch. (2)

k.4 Form of Incentive Fee Agreement between Four Corners Capital Management, LLC and Raymond James. (2)

l.1   Opinion and consent of Chapman and Cutler LLP. (2)

l.2   Opinion and consent of Bingham McCutchen LLP. (2)

m.    None.

n.    Independent Auditors' Consent. (2)

o.    None.

p.    Subscription Agreement between Registrant and First Trust
      Portfolios L.P. (2)

q.    None.

r.1   Code of Ethics of Registrant. (2)

r.2   Code of Ethics of First Trust Portfolios L.P. (2)

r.3   Code of Ethics of First Trust Advisors L.P. (2)

r.4   Code of Ethics of Four Corners Capital Management, LLC. (2)

s.    Powers of attorney for Messrs. Bowen, Erickson, Kadlec, Nielson and
      Oster. (1)

-------------------------
(1) Filed on April 29, 2004 in Registrant's Registration Statement on Form N-2 (File No. 333-113978) and incorporated herein by reference.

(2) Filed on May 25, 2004 in Registrant's Registration Statement on
    Form N-2 (File No. 333-113978) and incorporated herein by reference.

Item 25: Marketing Arrangements

Reference is made to the Form of Purchase Agreement among the Registrant, First Trust Advisors L.P., Four Corners Capital Management, LLC and the Underwriters for the Registrant's common shares of beneficial interest as filed with Pre-effective Amendment #3 to the Registration Statement of the Registrant.

Item 26: Other Expenses of Issuance and Distribution

-----------------------------------------------------   ---------------------
Securities and Exchange Commission Fees                 $67,024
-----------------------------------------------------   ---------------------
National Association of Securities Dealers, Inc. Fees   $55,500
-----------------------------------------------------   ---------------------
Printing and Engraving Expenses                         $203,528
-----------------------------------------------------   ---------------------
Legal Fees                                              $350,000
-----------------------------------------------------   ---------------------
Listing Fees                                            $40,000
-----------------------------------------------------   ---------------------
Accounting Expenses                                     $10,500
-----------------------------------------------------   ---------------------
Blue Sky Filing Fees and Expenses                       $0
-----------------------------------------------------   ---------------------
Miscellaneous Expenses                                  $331,448*
-----------------------------------------------------   ---------------------
Total                                                   $1,058,000
-----------------------------------------------------   ---------------------
-------------------------
* The Adviser and a Sub-Adviser have agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $.04 per Common Share.

Item 27: Persons Controlled by or under Common Control with Registrant

        Not applicable.

Item 28: Number of Holders of Securities

        At May 25, 2004:

----------------------------------- ---------------------------------
Title of Class                      Number of Record Holders
----------------------------------- ---------------------------------
Common Shares, $0.01 par value      1
----------------------------------- ---------------------------------


Item 29: Indemnification

        Section 5.3 of the Registrant's Declaration of Trust provides as follows:

        (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

              (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

        (b) No indemnification shall be provided hereunder to a Covered Person:

               (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

              (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

             (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                       (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                       (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or
        (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

        (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

        (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this
        Section 5.3, provided that either:

               (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

              (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

        As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

       (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

        Sections 6 and 7 of the Purchase Agreement provide as follows:

        SECTION 6.  Indemnification.

       (a) Indemnification of Underwriters. The Fund and the Investment Advisers, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, as follows:

               (i) against any and all loss, liability, claim, damage and expense whatsoever, as incurred, arising out of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading or arising out of any untrue statement or alleged untrue statement of a material fact included in any preliminary prospectus or the Prospectus (or any amendment or supplement thereto), or the omission or alleged omission therefrom of a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading;

               (ii) against any and all loss, liability, claim, damage and expense whatsoever, as incurred, to the extent of the aggregate amount paid in settlement of any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or of any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission; provided that (subject to Section 6(e) below) any such settlement is effected with the written consent of the Fund; and

               (iii) against any and all expense whatsoever, as incurred (including the fees and disbursements of counsel chosen by Merrill Lynch), reasonably incurred in investigating, preparing or defending against any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission, to the extent that any such expense is not paid under (i) or (ii) above;

provided, however, that this indemnity agreement shall not apply to any loss, liability, claim, damage or expense to the extent arising out of any untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with written information furnished to the Fund or an Investment Adviser by any Underwriter through Merrill Lynch expressly for use in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or any preliminary prospectus or the Prospectus (or any amendment or supplement thereto); provided, further, that the indemnity agreement contained in this Section 6(a) shall not inure to the benefit of any Underwriter (or to the benefit of any person controlling such Underwriter) from whom the person asserting any such loss, liability, claim, damage and expense purchased the Securities which are the subject thereof if the Prospectus corrected any such alleged untrue statement or omission and if such Prospectus was delivered to such Underwriter in a timely manner and if such Underwriter failed to send or give a copy of the Prospectus to such person at or prior to the written confirmation of the sale of such Securities to such person.

       (b) Indemnification of the Fund, Investment Advisers, Trustees, Directors and Officers. Each Underwriter severally agrees to indemnify and hold harmless the Fund and the Investment Advisers, their respective trustees and directors, each of the Fund's officers who signed the Registration Statement, and each person, if any, who controls the Fund or an Investment Adviser within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, against any and all loss, liability, claim, damage and expense described in the indemnity contained in subsection (a) of this Section, as incurred, but only with respect to untrue statements or omissions, or alleged untrue statements or omissions, made in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or any preliminary prospectus or the Prospectus (or any amendment or supplement thereto) in reliance upon and in conformity with written information furnished to the Fund or the Investment Advisers by such Underwriter through Merrill Lynch expressly for use in the Registration Statement (or any amendment thereto) or such preliminary prospectus or the Prospectus (or any amendment or supplement thereto).

       (c) Indemnification for Marketing Materials. In addition to the foregoing indemnification, the Fund and the Investment Advisers also, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, against any and all loss, liability, claim, damage and expense described in the indemnity contained in Section 6(a), as limited by the proviso set forth therein, with respect to any sales material.

       (d) Actions against Parties; Notification. Each indemnified party shall give notice as promptly as reasonably practicable to each indemnifying party of any action commenced against it in respect of which indemnity may be sought hereunder, but failure to so notify an indemnifying party shall not relieve such indemnifying party from any liability hereunder to the extent it is not materially prejudiced as a result thereof and in any event shall not relieve it from any liability which it may have otherwise than on account of this indemnity agreement. In the case of parties indemnified pursuant to Section 6(a) above, counsel to the indemnified parties shall be selected by Merrill Lynch, and, in the case of parties indemnified pursuant to Section 6(b) above, counsel to the indemnified parties shall be selected by the Fund or an Investment Adviser, as applicable. In each case such counsel shall be reasonably satisfactory to the indemnified party, and the indemnifying party shall have the right to assume the defense of such action. An indemnified party may participate at its own expense in the defense of any such action; provided, however, that counsel to the indemnifying party shall not (except with the consent of the indemnified party) also be counsel to the indemnified party. In no event shall the indemnifying party be liable for fees and expenses of more than one counsel (in addition to any local counsel) separate from its own counsel for all indemnified parties in connection with any one action or separate but similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances. No indemnifying party shall, without the prior written consent of the indemnified parties, settle or compromise or consent to the entry of any judgment with respect to any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever in respect of which indemnification or contribution could be sought under this Section 6 or Section 7 hereof (whether or not the indemnified parties are actual or potential parties thereto), unless such settlement, compromise or consent (i) includes an unconditional release of each indemnified party from all liability arising out of such litigation, investigation, proceeding or claim and
(ii) does not include a statement as to or an admission of fault, culpability or a failure to act by or on behalf of any indemnified party.

       (e) Settlement without Consent if Failure to Reimburse. If at any time an indemnified party shall have requested an indemnifying party to reimburse the indemnified party for reasonable fees and expenses of counsel, such indemnifying party agrees that it shall be liable for any settlement of the nature contemplated by Section 6(a)(ii) effected without its written consent if (i) such settlement is entered into more than 60 days after receipt by such indemnifying party of the aforesaid request, (ii) such indemnifying party shall have received notice of the terms of such settlement at least 30 days prior to such settlement being entered into and (iii) such indemnifying party shall not have reimbursed such indemnified party in accordance with such request prior to the date of such settlement.

        SECTION 7.  Contribution.

If the indemnification provided for in Section 6 hereof is for any reason unavailable to or insufficient to hold harmless an indemnified party in respect of any losses, liabilities, claims, damages or expenses referred to therein, then each indemnifying party shall contribute to the aggregate amount of such losses, liabilities, claims, damages and expenses incurred by such indemnified party, as incurred, (i) in such proportion as is appropriate to reflect the relative benefits received by the Fund or the Investment Advisers on the one hand and the Underwriters on the other hand from the offering of the Securities pursuant to this Agreement or (ii) if the allocation provided by clause (i) is not permitted by applicable law, in such proportion as is appropriate to reflect not only the relative benefits referred to in clause (i) above but also the relative fault of the Fund and the Investment Advisers on the one hand and of the Underwriters on the other hand in connection with the statements or omissions which resulted in such losses, liabilities, claims, damages or expenses, as well as any other relevant equitable considerations.

The relative benefits received by the Fund and the Investment Advisers on the one hand and the Underwriters on the other hand in connection with the offering of the Securities pursuant to this Agreement shall be deemed to be in the same respective proportions as the total net proceeds from the offering of the Securities pursuant to this Agreement (before deducting expenses) received by the Fund and the total underwriting discount received by the Underwriters (whether from the Fund or otherwise), in each case as set forth on the cover of the Prospectus, or, if Rule 434 is used, the corresponding location on the Term Sheet, bear to the aggregate initial public offering price of the Securities as set forth on such cover.

The relative fault of the Fund and the Investment Advisers on the one hand and the Underwriters on the other hand shall be determined by reference to, among other things, whether any such untrue or alleged untrue statement of a material fact or omission or alleged omission to state a material fact relates to information supplied by the Fund or the Investment Advisers or by the Underwriters and the parties' relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission.

The Fund, the Investment Advisers and the Underwriters agree that it would not be just and equitable if contribution pursuant to this Section 7 were determined by pro rata allocation (even if the Underwriters were treated as one entity for such purpose) or by any other method of allocation which does not take account of the equitable considerations referred to above in this Section 7. The aggregate amount of losses, liabilities, claims, damages and expenses incurred by an indemnified party and referred to above in this Section 7 shall be deemed to include any legal or other expenses reasonably incurred by such indemnified party in investigating, preparing or defending against any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever based upon any such untrue or alleged untrue statement or omission or alleged omission.

Notwithstanding the provisions of this Section 7, no Underwriter shall be required to contribute any amount in excess of the amount by which the total price at which the Securities underwritten by it and distributed to the public were offered to the public exceeds the amount of any damages which such Underwriter has otherwise been required to pay by reason of any such untrue or alleged untrue statement or omission or alleged omission.

No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation.

For purposes of this Section 7, each person, if any, who controls an Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act shall have the same rights to contribution as such Underwriter, and each trustee of the Fund and each director of an Investment Adviser, respectively, each officer of the Fund who signed the Registration Statement, and each person, if any, who controls the Fund or any Investment Adviser, within the meaning of
Section 15 of the 1933 Act or Section 20 of the 1934 Act, shall have the same rights to contribution as the Fund and such Investment Adviser, respectively. The Underwriters' respective obligations to contribute pursuant to this Section 7 are several in proportion to the number of Initial Securities set forth opposite their respective names in Schedule A hereto and not joint.

Reference is made to the forms of Additional Compensation Agreements and attached Indemnification Agreements filed herewith as exhibits k.3 and k.4.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Advisers

First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the funds and also serves as adviser or sub-adviser to 38 mutual funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

    OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT DURING PAST TWO YEARS

NAME AND POSITION WITH
FIRST TRUST ADVISORS L.P.                             EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/President           Managing Director/President, First Trust
                                                      Portfolios

Ronald Dean McAlister, Managing Director              Managing Director, First Trust Portfolios

Mark R. Bradley, Chief Financial Officer and          Chief Financial Officer and Managing
Managing Director                                     Director, First Trust Portfolios and
                                                      Chief Financial Officer, Bondwave LLC

Robert W. Bredemeier, Chief Operating Officer and     Chief Operations Officer and Managing
Managing Director                                     Director, First Trust Portfolios

Robert Franklin Carey, Chief Investment Officer and   Senior Vice President, First Trust
Senior Vice President                                 Portfolios

William Scott Jardine, General Counsel                General Counsel, First Trust Portfolios
                                                      and Secretary of Bondwave LLC

Scott Hall, Managing Director                         Managing Director, First Trust Portfolios

Andy Roggensack, Managing Director                    Managing Director, First Trust Portfolios

Page 9


Jason Henry, Senior Vice President                    Senior Vice President, First Trust
                                                      Portfolios

David McGarel, Senior Vice President                  Senior Vice President, First Trust
                                                      Portfolios

Bob Porcellino, Senior Vice President                 Senior Vice President, First Trust
                                                      Portfolios

Mark Sullivan, Senior Vice President                  Senior Vice President, First Trust
                                                      Portfolios

Al Davis, Vice President                              Vice President, First Trust Portfolios

Jon Carl Erickson, Vice President                     Vice President, First Trust Portfolios

Bob James, Vice President                             Vice President, First Trust Portfolios

Mitch Mohr, Vice President                            Vice President, First Trust Portfolios

David Pinsen, Vice President                          Vice President, First Trust Portfolios

Jonathan Steiner, Vice President                      Vice President, First Trust Portfolios

Rick Swiatek, Vice President                          Vice President, First Trust Portfolios

Roger Testin, Vice President                          Vice President, First Trust Portfolios

Kitty Collins, Assistant Vice President               Assistant Vice President, First Trust
                                                      Portfolios

Charles Bradley, Assistant Vice President             Assistant Vice President, First Trust
                                                      Portfolios

        b) Sub-Adviser. Four Corners Capital Management, LLC ("Four Corners") serves as investment sub-adviser of the Fund. Reference is made to: (i) the information set forth under "Management of the Fund" in the Prospectus and "Sub-Adviser" in the Statement of Additional Information; and (ii) the Form ADV of Four Corners (File No. 801-60738) filed with the Commission, all of which are incorporated herein by reference.

Item 31: Location of Accounts and Records

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 32: Management Services

Not applicable.

Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 26th day of May, 2004.

                                           FIRST TRUST/FOUR CORNERS SENIOR
                                           FLOATING RATE INCOME FUND II

                                           By: /s/ James A. Bowen
                                           -------------------------------
                                           James A. Bowen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

---------------------  -------------------------------------  -----------------
Signature              Title                                  Date
---------------------  -------------------------------------  -----------------
/s/ James A. Bowen     President, Chairman of the             May 26, 2004
-------------------    Board and Trustee
 James A. Bowen        (Principal Executive Officer)
---------------------  -------------------------------------  -----------------
/s/ Mark R. Bradley    Chief Financial Officer and            May 26, 2004
--------------------   Treasurer (Principal Financial
 Mark R. Bradley       and Accounting Officer)
---------------------  -------------------------------------  -----------------

---------------------- ------------------------------- -------------------------
Richard E. Erickson*   Trustee                       )
---------------------- ------------------------------) By: /s/ W. Scott Jardine
Thomas R. Kadlec*      Trustee                       )     --------------------
---------------------- ------------------------------)     W. Scott Jardine
Niel B. Nielson*       Trustee                       )     Attorney-In-Fact
---------------------- ------------------------------)     May 26, 2004
David M. Oster*        Trustee                       )
---------------------- ------------------------------- -------------------------


         *Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute this Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf this Registrant Statement is filed, were previously executed and filed as an exhibit.